Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
PRC	175,691	317,844	570,659	94,266
Non PRC	(1,897)	(13,975)	(2,203)	(364)

	173,794	303,869	568,456	93,902

Income Tax Expense (Benefit)

The income tax expense (benefit) is comprised of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current	34,615	84,851	136,047	22,474
Deferred	3,733	6,137	(23,753)	(3,924)

	38,348	90,988	112,294	18,550

Reconciliation of Income Tax Expense

The reconciliation of income tax expense for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Income from continuing operations before income tax expense	173,794	303,869	568,456	93,902
Income tax expense computed at applicable tax rates (25%)	43,449	75,967	142,114	23,476
Non-deductible expenses	7,106	14,571	697	115
Valuation allowances	(85)	—	2,114	349
Outside basis difference	7,451	30,278	14,254	2,354
Effect of international tax rate difference	474	3,494	551	91
Interest expense relating to unrecognized tax benefits	—	685	2,115	349
Effect of preferential tax rate	(20,047)	(34,007)	(49,551)	(8,184)

Income tax expense	38,348	90,988	112,294	18,550

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	307	367	61
Accrued staff cost	10,468	19,538	3,227
Accrued expenses	11,231	5,251	867
Revenue recognition	3,621	11,174	1,846
Tax losses	1,483	2,437	403
Valuation allowances	—	(2,114)	(349)

Net current deferred tax assets	27,110	36,653	6,055

Total deferred tax assets	27,110	36,653	6,055

Deferred tax liabilities
Current
Outside basis difference	(26,629)	—	—

Total current deferred tax liabilities	(26,629)	—	—

Non-current
Intangible assets	(12,181)	(10,816)	(1,787)
Outside basis difference	(456,657)	(470,911)	(77,789)

Total non-current deferred tax liabilities	(468,838)	(481,727)	(79,576)

Total deferred tax liabilities	(495,467)	(481,727)	(79,576)

Schedule of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Beginning balance	5,971	17,379	2,871
Additions based on tax positions related to the current year	14,231	19,314	3,190
Decreases based on tax positions related to prior years	(2,823)	(7,234)	(1,195)

Ending balance	17,379	29,459	4,866